NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated September 15, 2015
to the Prospectus dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Large Cap Growth Fund

Effective immediately the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 12 of the Prospectus is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service with Fund
MFS
Matthew W. Krummell	Investment Officer and Lead Portfolio Manager	Since 2012
James C. Fallon	Investment Officer and Portfolio Manager	Since 2015
Jonathan W. Sage	Investment Officer and Portfolio Manager	Since 2015
John E. Stocks	Investment Officer and Portfolio Manager	Since 2015
Pyramis
Christopher Galizio, CFA	Portfolio Manager	Since 2012
Stephen Balter, CFA	Portfolio Manager	Since 2012
Winslow Capital
Justin H. Kelly, CFA	Chief Investment Officer	Since 2010
Clark J. Winslow	Chief Executive Officer	Since 2010
Patrick M. Burton, CFA	Managing Director	Since 2013

2.	The paragraph under the section “Portfolio Management,” within the subheading “MFS” on page 57 of the Prospectus, is deleted and replaced with the following:

The MFS portion of the Fund is managed by Matthew W. Krummell (Lead Portfolio Manager), James C. Fallon, Jonathan W. Sage, and John E. Stocks.

Mr. Krummell serves as a Portfolio Manager and Investment Officer at MFS, and has been employed in the investment area of MFS since 2001.

Mr. Fallon serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 1999.

Mr. Sage serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 2000.

Mr. Stocks serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 2001.

NVIT Multi-Manager Large Cap Value Fund

Effective immediately the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 15 of the Prospectus is deleted and replaced with the following:

Portfolio Managers	Title	Length of Service with Fund
MFS
Jonathan W. Sage	Investment Officer and Lead Portfolio Manager	Since 2012
James C. Fallon	Investment Officer and Portfolio Manager	Since 2015
Matthew W. Krummell	Investment Officer and Portfolio Manager	Since 2015
John E. Stocks	Investment Officer and Portfolio Manager	Since 2015
Wellington Management
David W. Palmer, CFA	Senior Managing Director and Equity Portfolio Manager	Since 2008
The Boston Company
Brian Ferguson	Senior Managing Director and Senior Portfolio Manager	Since 2010
John Bailer, CFA	Managing Director and Associate Portfolio Manager	Since 2010

2.	The paragraph under the section “Portfolio Management,” within the subheading “MFS” on page 58 of the Prospectus, is deleted and replaced with the following:

The MFS portion of the Fund is managed by Jonathan W. Sage (Lead Portfolio Manager), James C. Fallon, Matthew W. Krummell, and John E. Stocks.

Mr. Sage serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 2000.

Mr. Fallon serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 1999.

Mr. Krummell serves as a Portfolio Manager and Investment Officer at MFS, and has been employed in the investment area of MFS since 2001.

Mr. Stocks serves as a Portfolio Manager and an Investment Officer at MFS, and has been employed in the investment area of MFS since 2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE